Non-current assets	6 Months Ended
Jun. 30, 2019
Non-current assets held for sale
Non-current assets

6.    Non-current assets held for sale

The detail, by nature, of the Group’s non-current assets held for sale at June 30,  2019 and December 31,  2018 is as follows presented by nature:

	Millions of euros
	06-30-2019	06-30-2018

Tangible assets	4,535	5,424
Of which:
Foreclosed assets	4,450	5,334
Of which: Property assets in Spain (*)	3,606	4,488
Other tangible assets held for sale	85	90
Other assets	—	2
	4,535	5,426

(*)  During the first six months of 2019, the sale of foreclosed real estate assets to Cerberus took place, generating EUR 180 million losses.

On June 30,  2019, the allowance that covers the value of the foreclosed assets represents the 49% (December 31,  2018: 49%). The charges recorded in the first six months of 2019 and 2018 amounted to EUR 160 million and EUR 159 million, respectively, and the recoveries undergone during those periods amount to EUR 32 million and EUR 13 million, respectively.